December 17, 1996


                     DREYFUS CASH MANAGEMENT PLUS, INC.

                           [Institutional Shares]
                          Supplement to Prospectus
                           Dated November 20, 1996

     The following information supplements and supersedes any contrary information contained in the section of the Prospectus entitled "How to Buy Shares":

     The Fund's net asset value per share is determined twice daily: as of 5:00 p.m., New York time/2:00 p.m., California time, and as of 8:00 p.m., New York time/5:00 p.m., California time, on each day the New York Stock Exchange or the Transfer Agent is open for business.

     An order placed to Dreyfus Institutional Services Division after 5:00 p.m., New York time/2:00 p.m., California time, but by 8:00 p.m., New York time/5:00 p.m., California time, on a given day, will become effective at the price determined at 8:00 p.m., New York time/5:00 p.m., California time, on that day, if Federal Funds are received by 11:00 a.m., New York time, on the next business day, and shares so purchased will begin to accrue dividends on the business day following the date the order became effective.

     The following information supplements and supersedes any contrary information contained in the section of the Prospectus entitled "How to Redeem Shares":

     If a redemption request is received after 5:00 p.m., New York time, but by 8:00 p.m., New York time, the redemption request will be effective on that day, the shares will receive the dividend declared on that day and the proceeds of redemption, if wire transfer is requested, ordinarily will be transmitted in Federal Funds on the next business day.

                                                  December 17, 1996


                     DREYFUS CASH MANAGEMENT PLUS, INC.

                           [Administrative Shares]
                          Supplement to Prospectus
                           Dated November 20, 1996

     The following information supplements and supersedes any contrary information contained in the section of the Prospectus entitled "How to Buy Shares":

     The Fund's net asset value per share is determined twice daily: as of 5:00 p.m., New York time/2:00 p.m., California time, and as of 8:00 p.m., New York time/5:00 p.m., California time, on each day the New York Stock Exchange or the Transfer Agent is open for business.

     An order placed to Dreyfus Institutional Services Division after 5:00 p.m., New York time/2:00 p.m., California time, but by 8:00 p.m., New York time/5:00 p.m., California time, on a given day, will become effective at the price determined at 8:00 p.m., New York time/5:00 p.m., California time, on that day, if Federal Funds are received by 11:00 a.m., New York time, on the next business day, and shares so purchased will begin to accrue dividends on the business day following the date the order became effective.

     The following information supplements and supersedes any contrary information contained in the section of the Prospectus entitled "How to Redeem Shares":

     If a redemption request is received after 5:00 p.m., New York time, but by 8:00 p.m., New York time, the redemption request will be effective on that day, the shares will receive the dividend declared on that day and the proceeds of redemption, if wire transfer is requested, ordinarily will be transmitted in Federal Funds on the next business day.

                                                  December 17, 1996


                     DREYFUS CASH MANAGEMENT PLUS, INC.

                              [Investor Shares]
                          Supplement to Prospectus
                           Dated November 20, 1996

     The following information supplements and supersedes any contrary information contained in the section of the Prospectus entitled "How to Buy Shares":

     The Fund's net asset value per share is determined twice daily: as of 5:00 p.m., New York time/2:00 p.m., California time, and as of 8:00 p.m., New York time/5:00 p.m., California time, on each day the New York Stock Exchange or the Transfer Agent is open for business.

     An order placed to Dreyfus Institutional Services Division after 5:00 p.m., New York time/2:00 p.m., California time, but by 8:00 p.m., New York time/5:00 p.m., California time, on a given day, will become effective at the price determined at 8:00 p.m., New York time/5:00 p.m., California time, on that day, if Federal Funds are received by 11:00 a.m., New York time, on the next business day, and shares so purchased will begin to accrue dividends on the business day following the date the order became effective.

     The following information supplements and supersedes any contrary information contained in the section of the Prospectus entitled "How to Redeem Shares":

     If a redemption request is received after 5:00 p.m., New York time, but by 8:00 p.m., New York time, the redemption request will be effective on that day, the shares will receive the dividend declared on that day and the proceeds of redemption, if wire transfer is requested, ordinarily will be transmitted in Federal Funds on the next business day.

                                                  December 17, 1996


                     DREYFUS CASH MANAGEMENT PLUS, INC.

                            [Participant Shares]
                          Supplement to Prospectus
                           Dated November 20, 1996

     The following information supplements and supersedes any contrary information contained in the section of the Prospectus entitled "How to Buy Shares":

     The Fund's net asset value per share is determined twice daily: as of 5:00 p.m., New York time/2:00 p.m., California time, and as of 8:00 p.m., New York time/5:00 p.m., California time, on each day the New York Stock Exchange or the Transfer Agent is open for business.

     An order placed to Dreyfus Institutional Services Division after 5:00 p.m., New York time/2:00 p.m., California time, but by 8:00 p.m., New York time/5:00 p.m., California time, on a given day, will become effective at the price determined at 8:00 p.m., New York time/5:00 p.m., California time, on that day, if Federal Funds are received by 11:00 a.m., New York time, on the next business day, and shares so purchased will begin to accrue dividends on the business day following the date the order became effective.

     The following information supplements and supersedes any contrary information contained in the section of the Prospectus entitled "How to Redeem Shares":

     If a redemption request is received after 5:00 p.m., New York time, but by 8:00 p.m., New York time, the redemption request will be effective on that day, the shares will receive the dividend declared on that day and the proceeds of redemption, if wire transfer is requested, ordinarily will be transmitted in Federal Funds on the next business day.

                                                  December 17, 1996



                     DREYFUS CASH MANAGEMENT PLUS, INC.

                               Supplement to
                     Statement of Additional Information
                           Dated November 20, 1996

     The following information supplements and supersedes any contrary information contained in the section of the Statement of Additional Information entitled "How to Redeem Shares - Redemption by Wire or Telephone":

     If a redemption request is received after 5:00 p.m., New York time, but by 8:00 p.m., New York time, the redemption request will be effective on that day and the Fund will initiate payment for shares redeemed pursuant to this procedure on the following business day. Otherwise, a redemption request received will be effective, and payment for shares redeemed pursuant to this procedure will be initiated, on the following business day.